Lease Obligations (Tables)	12 Months Ended
Dec. 28, 2014
Lease Obligations
Schedule of minimum future lease payments

        Aggregate minimum future lease payments for real property, including sale leaseback store properties, as well as equipment and other property at December 28, 2014, are as follows (in thousands):

Operating Leases
Fiscal Year:
2015	$92,499
2016	90,560
2017	84,123
2018	77,387
2019	68,911
Thereafter	521,501

Future minimum lease payments	$934,981

Sale leaseback transactions
Lease Obligations
Schedule of minimum future lease payments

        The future minimum lease payments under the terms of the related lease agreements at December 28, 2014, are as follows (in thousands):

Operating Leases
Fiscal Year:
2015	$17,255
2016	17,348
2017	17,441
2018	17,477
2019	17,611
Thereafter	195,666

Future minimum lease payments	$282,798